Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transactions [Line Items]
Rent expense		$ 70,044	$ 136,532
Rental income	$ 233,215	122,706
Advanced as loan				$ 10,528,965	¥ 69,883,631
Repaid amount		2,500,000
Related Party [Member]
Related Party Transactions [Line Items]
Loan from related party		$ 8,028,965